RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

b)	Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three months ended June 30, 2020 and 2019 as described below.

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
	$	$	$	$
Management Fees	41,046	57,593	105,566	101,510
Stock-based Compensation	—	—	—	30,000
	41,046	57,593	105,566	131,510